AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 53.3%
	AEROSPACE/DEFENSE — 2.2%
17,100	Aerojet Rocketdyne Holdings, Inc.*	$956,403
	AIRLINES — 0.1%
3,100	Spirit Airlines, Inc.*	60,388
	BANKS — 2.5%
60,900	Umpqua Holdings Corp.	1,087,065
	BIOTECHNOLOGY — 5.6%
66,016	AVEO Pharmaceuticals, Inc.*	986,939
3,600	Horizon Therapeutics PLC*	409,680
28,400	Imago Biosciences, Inc.*	1,020,980
		2,417,599
	COMMERCIAL SERVICES — 3.8%
42,434	Evo Payments, Inc. - Class A*	1,435,967
17,660	Vivint Smart Home, Inc.*	210,154
		1,646,121
	COMPUTERS — 1.7%
30,000	KnowBe4, Inc. - Class A*	743,400
	DIVERSIFIED FINANCIAL SERVICES — 3.8%
43,123	Cowen, Inc. - Class A	1,665,410
	ENTERTAINMENT — 0.3%
19,700	Cineplex, Inc.*	117,124
	GAS — 2.0%
25,000	South Jersey Industries, Inc.	888,250
	HEALTHCARE-SERVICES — 1.2%
2,300	LHC Group, Inc.*	371,887
4,600	Signify Health, Inc. - Class A*	131,836
		503,723
	HOME FURNISHINGS — 0.4%
3,300	iRobot Corp.*	158,829
	INSURANCE — 0.3%
25,600	Trean Insurance Group, Inc.*	153,600
	INTERNET — 3.6%
88,200	Poshmark, Inc. - Class A*	1,577,016

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS — 2.7%
43,800	Myovant Sciences Ltd.*	$1,180,848
	REITS — 5.5%
7,500	Healthcare Realty Trust, Inc. - REIT	144,525
69,800	STORE Capital Corp. - REIT	2,237,788
		2,382,313
	RETAIL — 0.1%
1,600	Kohl's Corp.	40,400
99,600	The Fresh Market Inc. Escrow Shares[1]	—
		40,400
	SOFTWARE — 10.1%
10,200	1Life Healthcare, Inc.*	170,442
21,700	Activision Blizzard, Inc.	1,661,135
78,000	Benefitfocus, Inc.*	815,880
1,500	Black Knight, Inc.*	92,625
5,400	Coupa Software, Inc.*	427,518
18,800	ForgeRock, Inc. - Class A*	428,076
20,200	Momentive Global, Inc.*	141,400
1	Unity Software, Inc.*	22
14,400	UserTesting, Inc.*	108,144
4,600	VMware, Inc. - Class A*	564,696
		4,409,938
	TELECOMMUNICATIONS — 2.4%
2,400	Maxar Technologies, Inc.	124,176
31,900	Sierra Wireless, Inc.*	924,781
		1,048,957
	TRANSPORTATION — 5.0%
19,700	Atlas Air Worldwide Holdings, Inc.*	1,985,760
12,300	Atlas Corp.	188,682
		2,174,442
	TOTAL COMMON STOCKS
	(Cost $23,496,920)	23,211,826

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 38.5%
16,760,984	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.13%[2]	$16,760,984
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,760,984)	16,760,984
	TOTAL INVESTMENTS — 91.8%
	(Cost $40,257,904)	39,972,810
	Other Assets in Excess of Liabilities — 8.2%	3,565,536
	TOTAL NET ASSETS — 100.0%	$43,538,346
	SECURITIES SOLD SHORT — (3.5)%
	COMMON STOCKS — (3.5)%
	BANKS — (2.5)%
(36,283)	Columbia Banking System, Inc.	(1,093,207)
	REITS — (0.3)%
(5,800)	Healthcare Realty Trust, Inc. - REIT	(111,766)
(1)	Prologis, Inc. - REIT	(113)
		(111,879)
	SEMICONDUCTORS — (0.7)%
(580)	Broadcom, Inc.	(324,295)
	TOTAL COMMON STOCKS
	(Proceeds $1,615,147)	(1,529,381)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,615,147)	$(1,529,381)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]Level 3 securities fair valued under procedures established by the Board of Trustees, represents < Level 3 Securities as a Percentage of Total Net Assets >% of Net Assets. The total value of these securities is $< Total Value of Level 3 Securities >.
[2]The rate is the annualized seven-day yield at period end.